Document and Entity Information Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	Constellium SE
Entity Central Index Key	0001563411
Current Fiscal Year End Date	--12-31